Related Party Transactions	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions

17. Related Party Transactions

In 2015, two of the Company’s vendors participated in the Company’s Series E convertible preferred stock financing and owned approximately 2.5% and 1.2%, respectively, of the Company’s capital stock, on as-if converted basis, as of December 31, 2015 and 2.1% and 1.1%, respectively, of the Company’s outstanding capital stock as of June 30, 2016 (unaudited). During the years ended December 31, 2013, 2014 and 2015 and the six months ended June 30, 2015 and 2016 (unaudited), the amounts of software services the Company purchased from the first vendor were $4.7 million, $8.0 million, $11.1 million, $5.7 million and $6.5 million, respectively. The amounts due to this vendor that were accrued as of December 31, 2014 and 2015 were insignificant. The net amount due to this vendor as of June 30, 2016 (unaudited) was $2.5 million. In September 2015, the Company entered into a one-year agreement with this vendor for an aggregate purchase commitment amount of $13.0 million over the term of the agreement. The amount of services the Company purchased from the second vendor was $0.1 million, $0.5 million, $0.5 million, $0.2 million and $0.2 million for the years ended December 31, 2013, 2014 and 2015 and the six months ended June 30, 2015 and 2016 (unaudited), respectively. The amounts due to this vendor that were accrued as of December 31, 2014 and 2015 and June 30, 2016 (unaudited) were insignificant.